SHARE CAPITAL AND RESERVES (Details 11) - Derivative Liability [Member]	12 Months Ended
Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.70%
Expected life	9 months
Volatility	106.00%
Probability of exercise	75.00%